Property and Equipment	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property and Equipment

NOTE 4 – Property and Equipment

A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	September 30, 2011	December 31, 2010

Vehicles	5 years	271,607	271,607
Furniture and Fixtures	10 years	68,462	66,195
Computers	5 years	156,439	142,978
MFG equipment	10 years	3,962,396	3,938,440
Lab Equipment	10 years	535,018	413,198
Bldg/Leasehold	19 years (remainder of lease)	1,548,909	1,545,758
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		7,493,972	7,329,317
Accumulated depreciation		(4,307,367)	(4,067,184)
Net		3,186,605	3,262,133